Quarterly Holdings Report
for
Fidelity® Value Fund
January 31, 2023
VAL-NPRT1-0423
1.813084.118
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	879,500	34,466
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (b)	265,800	23,784
Media - 1.9%
DISH Network Corp. Class A (b)	727,068	10,463
Interpublic Group of Companies, Inc.	1,051,900	38,352
News Corp. Class A	1,104,300	22,373
Nexstar Broadcasting Group, Inc. Class A	163,300	33,439
Scholastic Corp.	730,000	32,295
Thryv Holdings, Inc. (b)	1,543,963	34,538
		171,460
TOTAL COMMUNICATION SERVICES		229,710
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.4%
Adient PLC (b)	1,427,400	64,262
Autoliv, Inc.	516,100	47,543
Cie Automotive SA	560,200	16,590
		128,395
Automobiles - 0.6%
Harley-Davidson, Inc.	1,121,300	51,613
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (b)	995,128	37,994
H&R Block, Inc.	212,800	8,295
		46,289
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	1,055,306	46,993
Bowlero Corp. Class A (b)(c)	2,514,400	34,573
Brinker International, Inc. (b)	666,157	26,287
Caesars Entertainment, Inc. (b)	742,496	38,654
Hilton Grand Vacations, Inc. (b)	1,009,600	47,815
Hyatt Hotels Corp. Class A (b)	209,846	22,898
Red Rock Resorts, Inc.	1,053,000	47,396
		264,616
Household Durables - 1.5%
KB Home	992,200	38,150
Mohawk Industries, Inc. (b)	339,000	40,700
Tempur Sealy International, Inc.	1,456,900	59,369
		138,219
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	970,464	48,038
Leisure Products - 0.7%
Mattel, Inc. (b)	3,134,092	64,124
Multiline Retail - 1.7%
Dollar Tree, Inc. (b)	209,600	31,478
Franchise Group, Inc. (d)	1,475,350	45,574
Kohl's Corp.	1,513,300	48,986
Nordstrom, Inc. (d)	1,310,108	25,600
		151,638
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc.	455,979	26,638
American Eagle Outfitters, Inc. (d)	4,133,800	66,720
Camping World Holdings, Inc. (d)	1,256,800	31,935
Lithia Motors, Inc. Class A (sub. vtg.) (d)	198,900	52,350
Rent-A-Center, Inc.	1,679,274	45,156
Sally Beauty Holdings, Inc. (b)	2,504,646	39,022
Signet Jewelers Ltd. (d)	512,177	39,340
Victoria's Secret & Co. (b)	1,594,833	67,222
		368,383
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (b)	1,115,666	74,181
TOTAL CONSUMER DISCRETIONARY		1,335,496
CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Primo Water Corp.	2,244,900	35,133
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (b)	1,957,400	74,636
United Natural Foods, Inc. (b)	20,200	841
		75,477
Food Products - 1.3%
Bunge Ltd.	364,100	36,082
Darling Ingredients, Inc. (b)	909,094	60,264
Tyson Foods, Inc. Class A	357,400	23,499
		119,845
Household Products - 0.4%
Energizer Holdings, Inc.	1,026,700	38,091
Personal Products - 0.2%
Olaplex Holdings, Inc. (b)	2,777,476	17,526
TOTAL CONSUMER STAPLES		286,072
ENERGY - 12.0%
Energy Equipment & Services - 2.8%
Expro Group Holdings NV (b)	2,667,251	50,384
Liberty Oilfield Services, Inc. Class A	990,894	15,686
TechnipFMC PLC (b)	4,256,240	59,119
Tenaris SA	2,973,800	52,698
Valaris Ltd. (b)	721,300	52,395
Vallourec SA (b)	1,391,965	20,225
		250,507
Oil, Gas & Consumable Fuels - 9.2%
Antero Resources Corp. (b)	3,718,267	107,235
APA Corp.	282,000	12,501
Canadian Natural Resources Ltd.	854,500	52,450
Cenovus Energy, Inc. (Canada)	3,317,981	66,282
Denbury, Inc. (b)	922,327	80,040
Devon Energy Corp.	310,901	19,661
Diamondback Energy, Inc.	85,636	12,513
Energy Transfer LP	3,022,197	40,135
EQT Corp.	387,642	12,664
Genesis Energy LP	3,483,195	39,325
Hess Corp.	848,777	127,445
HF Sinclair Corp.	636,100	36,194
Imperial Oil Ltd.	808,500	44,188
Kosmos Energy Ltd. (b)	6,678,158	52,824
Parkland Corp.	879,400	20,661
Talos Energy, Inc. (b)	762,141	15,098
Targa Resources Corp.	475,680	35,686
The Williams Companies, Inc.	301,333	9,715
Tourmaline Oil Corp.	682,500	31,808
Valero Energy Corp.	162,812	22,799
		839,224
TOTAL ENERGY		1,089,731
FINANCIALS - 13.8%
Banks - 3.8%
Bank of Kyoto Ltd.	363,800	16,927
East West Bancorp, Inc.	1,012,266	79,483
First Citizens Bancshares, Inc.	52,492	40,822
First Citizens Bancshares, Inc. Class B	5,400	3,834
M&T Bank Corp.	385,372	60,118
PacWest Bancorp	1,517,878	41,985
Signature Bank	526,400	67,879
Western Alliance Bancorp.	152,100	11,464
Wintrust Financial Corp.	282,200	25,813
		348,325
Capital Markets - 2.3%
Ameriprise Financial, Inc.	169,700	59,415
Lazard Ltd. Class A	812,300	32,557
LPL Financial	250,500	59,399
Northern Trust Corp.	411,800	39,932
Petershill Partners PLC (a)	7,977,800	16,622
		207,925
Consumer Finance - 1.4%
OneMain Holdings, Inc.	1,179,180	50,870
PROG Holdings, Inc. (b)	328,123	7,314
SLM Corp.	3,717,742	65,321
		123,505
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	1,146,002	81,114
Corebridge Financial, Inc.	1,173,800	25,542
ECN Capital Corp.	3,298,855	7,240
Voya Financial, Inc. (d)	453,600	31,648
		145,544
Insurance - 3.1%
AMBAC Financial Group, Inc. (b)	1,971,059	32,838
American Financial Group, Inc.	250,500	35,719
Assurant, Inc.	464,579	61,599
First American Financial Corp.	638,800	39,523
Reinsurance Group of America, Inc.	284,549	43,186
The Travelers Companies, Inc.	362,700	69,319
		282,184
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc. (b)	1,194,269	57,468
Essent Group Ltd.	832,700	36,664
Walker & Dunlop, Inc.	507,800	48,434
		142,566
TOTAL FINANCIALS		1,250,049
HEALTH CARE - 5.8%
Biotechnology - 0.7%
Biogen, Inc. (b)	35,899	10,443
BioMarin Pharmaceutical, Inc. (b)	67,000	7,728
Exact Sciences Corp. (b)	61,000	4,119
Galapagos NV (b)	74,724	3,307
Poseida Therapeutics, Inc. (b)	180,620	1,257
United Therapeutics Corp. (b)	147,545	38,829
		65,683
Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (b)	7,800	2,104
Hologic, Inc. (b)	100,000	8,137
STERIS PLC	45,893	9,477
Teleflex, Inc.	34,620	8,427
The Cooper Companies, Inc.	33,635	11,736
Zimmer Biomet Holdings, Inc.	55,831	7,110
		46,991
Health Care Providers & Services - 2.8%
AdaptHealth Corp. (b)(c)	1,981,496	42,463
agilon health, Inc. (b)	169,000	3,677
AmerisourceBergen Corp.	79,732	13,472
Centene Corp. (b)	633,300	48,283
Cigna Corp.	170,949	54,134
Guardant Health, Inc. (b)	8,114	255
Laboratory Corp. of America Holdings	37,455	9,443
Molina Healthcare, Inc. (b)	32,160	10,028
Oak Street Health, Inc. (b)	88,700	2,578
Owens & Minor, Inc.	1,232,395	24,327
Premier, Inc.	47,400	1,581
Quest Diagnostics, Inc.	27,800	4,128
Tenet Healthcare Corp. (b)	768,707	42,164
		256,533
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	61,827	9,403
Avantor, Inc. (b)	148,320	3,545
Bio-Rad Laboratories, Inc. Class A (b)	23,562	11,014
Charles River Laboratories International, Inc. (b)	7,600	1,849
IQVIA Holdings, Inc. (b)	23,684	5,433
PerkinElmer, Inc.	59,531	8,187
Syneos Health, Inc. (b)	960,800	34,512
		73,943
Pharmaceuticals - 1.0%
Catalent, Inc. (b)	81,693	4,375
Elanco Animal Health, Inc. (b)	840,200	11,536
Jazz Pharmaceuticals PLC (b)	356,797	55,896
Royalty Pharma PLC	269,787	10,573
Viatris, Inc.	165,000	2,006
		84,386
TOTAL HEALTH CARE		527,536
INDUSTRIALS - 14.4%
Air Freight & Logistics - 0.7%
Deutsche Post AG	255,100	10,984
FedEx Corp.	283,900	55,037
		66,021
Building Products - 1.0%
Builders FirstSource, Inc. (b)	801,950	63,915
UFP Industries, Inc.	244,800	22,901
		86,816
Commercial Services & Supplies - 0.8%
HNI Corp.	561,795	17,848
The Brink's Co.	757,100	49,666
		67,514
Construction & Engineering - 2.8%
API Group Corp. (b)	2,171,963	48,304
Fluor Corp. (b)	1,423,400	52,310
Granite Construction, Inc.	1,272,000	54,162
MDU Resources Group, Inc.	1,386,200	42,847
Willscot Mobile Mini Holdings (b)	1,194,300	57,876
		255,499
Electrical Equipment - 2.3%
Generac Holdings, Inc. (b)	308,500	37,205
GrafTech International Ltd.	4,567,300	29,870
Regal Rexnord Corp.	552,256	76,874
Sensata Technologies, Inc. PLC	1,120,206	56,962
Vertiv Holdings Co.	658,000	9,357
		210,268
Machinery - 2.8%
Allison Transmission Holdings, Inc.	1,079,929	48,683
Chart Industries, Inc. (b)	19,600	2,626
Flowserve Corp.	1,592,609	54,818
Kennametal, Inc.	1,753,597	49,978
Oshkosh Corp.	422,800	42,610
Timken Co.	661,036	54,436
		253,151
Professional Services - 0.5%
Manpower, Inc.	563,100	49,080
Road & Rail - 2.3%
RXO, Inc. (b)	1,892,200	34,665
Ryder System, Inc.	522,070	49,289
TFI International, Inc. (Canada)	338,300	37,678
U-Haul Holding Co. (non-vtg.) (d)	722,900	44,668
XPO, Inc. (b)	939,100	37,433
		203,733
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (b)	665,800	37,871
Custom Truck One Source, Inc. Class A (b)	3,803,100	26,926
Herc Holdings, Inc.	307,100	47,699
		112,496
TOTAL INDUSTRIALS		1,304,578
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (b)	674,994	40,621
Electronic Equipment & Components - 1.4%
Flex Ltd. (b)	2,772,400	64,736
Knowles Corp. (b)	685,995	13,192
Vontier Corp.	2,289,208	52,720
		130,648
IT Services - 2.5%
Concentrix Corp.	308,847	43,798
Cyxtera Technologies, Inc. Class A (b)	6,000,092	19,320
DXC Technology Co. (b)	729,600	20,961
Fidelity National Information Services, Inc.	591,300	44,371
Global Payments, Inc.	315,500	35,563
SS&C Technologies Holdings, Inc.	703,600	42,462
Unisys Corp. (b)(c)	3,400,472	18,397
		224,872
Semiconductors & Semiconductor Equipment - 0.2%
Skyworks Solutions, Inc.	127,500	13,983
Software - 0.6%
NCR Corp. (b)	2,096,200	57,478
TOTAL INFORMATION TECHNOLOGY		467,602
MATERIALS - 13.8%
Chemicals - 6.2%
Axalta Coating Systems Ltd. (b)(d)	1,781,037	53,609
Cabot Corp.	491,600	37,032
Celanese Corp. Class A	680,111	83,790
Corteva, Inc.	592,223	38,169
Eastman Chemical Co.	485,500	42,807
Huntsman Corp.	413,480	13,103
Methanex Corp. (d)	1,511,819	71,554
Olin Corp.	843,900	54,508
The Chemours Co. LLC	1,447,645	52,680
Trinseo PLC (d)	374,726	10,399
Tronox Holdings PLC	2,246,474	38,527
Westlake Corp. (d)	516,300	63,376
		559,554
Construction Materials - 1.5%
Eagle Materials, Inc.	259,800	37,952
GCC S.A.B. de CV	3,590,000	28,801
Martin Marietta Materials, Inc.	69,749	25,085
Summit Materials, Inc.	1,345,418	44,210
		136,048
Containers & Packaging - 1.6%
Crown Holdings, Inc.	753,500	66,429
O-I Glass, Inc. (b)	2,413,284	46,456
WestRock Co.	835,500	32,785
		145,670
Metals & Mining - 3.8%
ArcelorMittal SA Class A unit GDR (d)	1,238,784	38,328
Arconic Corp. (b)	2,791,124	65,619
ATI, Inc. (b)	995,800	36,237
Carpenter Technology Corp.	602,200	29,080
Constellium NV (b)	4,783,614	69,506
First Quantum Minerals Ltd.	949,107	22,020
Freeport-McMoRan, Inc.	1,126,500	50,264
Steel Dynamics, Inc.	265,811	32,067
		343,121
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	976,420	66,484
TOTAL MATERIALS		1,250,877
REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 4.8%
CubeSmart	1,847,237	84,585
Douglas Emmett, Inc.	869,800	14,569
Equity Lifestyle Properties, Inc.	473,922	34,018
Essex Property Trust, Inc.	264,100	59,705
Lamar Advertising Co. Class A	294,000	31,323
Outfront Media, Inc. (d)	981,200	19,526
Prologis (REIT), Inc.	581,302	75,151
Welltower, Inc.	1,474,200	110,624
		429,501
Real Estate Management & Development - 1.6%
Anywhere Real Estate, Inc. (b)	2,368,616	20,086
Compass, Inc. (b)	2,202,163	8,853
Cushman & Wakefield PLC (b)	2,224,057	32,093
Jones Lang LaSalle, Inc. (b)	415,673	76,845
WeWork, Inc. (b)(d)	6,257,847	9,950
		147,827
TOTAL REAL ESTATE		577,328
UTILITIES - 5.7%
Electric Utilities - 4.0%
Constellation Energy Corp.	702,969	60,005
Edison International	1,718,484	118,404
Entergy Corp.	687,100	74,399
PG&E Corp. (b)	6,918,800	110,009
		362,817
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	2,747,600	75,312
Vistra Corp.	1,419,500	32,734
		108,046
Multi-Utilities - 0.5%
Sempra Energy	312,200	50,055
TOTAL UTILITIES		520,918
TOTAL COMMON STOCKS (Cost $7,005,307)		8,839,897

U.S. Treasury Obligations - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.07% to 4.59% 2/2/23 to 4/20/23 (f) (Cost $5,054)	5,070	5,054

Money Market Funds - 4.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (g)	199,264,051	199,304
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	229,490,344	229,513
TOTAL MONEY MARKET FUNDS (Cost $428,817)		428,817

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $7,439,178)	9,273,768
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(192,951)
NET ASSETS - 100.0%	9,080,817

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	219	Mar 2023	58,318	3,059	3,059

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,088,000 or 0.6% of net assets.

(b)	Non-income producing
(c)	Affiliated company
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,122,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	16,305	702,891	519,892	825	-	-	199,304	0.4%
Fidelity Securities Lending Cash Central Fund 4.38%	192,987	331,396	294,870	404	-	-	229,513	0.8%
Total	209,292	1,034,287	814,762	1,229	-	-	428,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AdaptHealth Corp.	55,153	-	9,501	-	1,549	(4,738)	42,463
Bowlero Corp. Class A	-	33,289	-	-	-	1,284	34,573
Unisys Corp.	28,904	-	-	-	-	(10,507)	18,397
Total	84,057	33,289	9,501	-	1,549	(13,961)	95,433

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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